Filed with the Securities and Exchange Commission on October 5, 2018

1933 Act Registration File No. 333-172080
1940 Act File No. 811-22525
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	3	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	5	[	X	]

(Check appropriate box or boxes.)

BMT INVESTMENT FUNDS

(Exact Name of Registrant as Specified in Charter)

10 South Bryn Mawr Avenue
Bryn Mawr, PA 19010
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (414) 765-6802

Lori Buchanan Goldman
BMT Investment Funds
10 South Bryn Mawr Avenue
Bryn Mawr, PA 19010
(Name and Address of Agent for Service)

Copy to:
Fabio Battaglia, III, Esq.
Stradley Ronon Stevens & Young, LLP.
2005 Market Street, Suite 2600
Philadelphia, PA 19103

It is proposed that this filing will become effective (check appropriate box)
[	X	]	immediately upon filing pursuant to paragraph (b)
[		]	On (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 3 to the Registration Statement of Managed Portfolio Series (the “Trust”) on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 2 on Form N-1A filed on September 25, 2018.  This PEA No. 3 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 2 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 3 meets all of the requirements for effectiveness under Rule 485(b) and the Registrant has duly caused this Post-Effective Amendment No. 3 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 5th day of October, 2018.

BMT INVESTMENT FUNDS

By: /s/ Francis J. Leto*
       Francis J. Leto*
       Chairman, Trustee, President and
       Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on the 5th day of October, 2018.

	Signature	Title

	/s/ George M. Chamberlain, Jr*	Trustee
George M. Chamberlain, Jr*

	/s/ H. Richard Haverstick, Jr.*	Trustee
H. Richard Haverstick, Jr.*

	/s/ Francis J. Leto*	Chairman, Trustee, President and Principal
	Francis J. Leto*	Executive Officer

	/s/ Barbara A. Nugent*	Trustee
Barbara A. Nugent*

	/s/ Michael W. Harrington*	Treasurer and Principal Financial Officer
Michael W. Harrington*

*By:	/s/ Stephen M. Wellman
Stephen M. Wellman, Attorney-in-Fact

INDEX TO EXHIBITS

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE